American Funds Asset Allocation HLS Fund (Prospectus Summary) | American Funds Asset Allocation HLS Fund
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
INVESTMENT GOAL.
The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	American Funds Asset Allocation HLS Fund IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Asset Allocation HLS Fund IB
Management fees	[1][2][3]	0.95%
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.06%
Total annual fund operating expenses	[1]	1.26%
Fee waiver and/or expense reimbursement	[1][3]	0.40%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][3]	0.86%
[1]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.40%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Asset Allocation HLS Fund IB	88	274	477	1,061

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Asset Allocation HLS Fund IB	88	274	477	1,061

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual
Fund operating expenses or in the examples, affect the Fund's investment results.
During the most recent fiscal year, the Master Fund's portfolio turnover rate was
43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds Insurance
Series ("Master Asset Allocation Fund").  In seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments.  Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40%
in money market instruments. As of December 31, 2011, the Master Asset Allocation
Fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments.  The proportion of equities, debt and money market securities held by the Master Asset Allocation
Fund varies with market conditions and CRMC's assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund's investments are not limited to a particular capitalization size.  The Master
Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to
5% of its assets in debt securities of issuers domiciled outside the United
States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund's investment adviser).  Such securities are sometimes referred to as "junk bonds."
MAIN RISKS.
The primary risks of investing in the Master Fund are described below. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information
Regarding Risks and Investment Strategies" in the Fund's prospectus.

Asset Allocation Risk - The risk that if CRMC's strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other "feeder"
funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective
Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.
PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.
The bar chart: o Shows how the Fund's total return has varied from year to year
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 12.08% (2nd quarter, 2003) Lowest -16.43% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns see the "Performance Notes" section.
Average annual total returns for periods ending 12/31/11
Average Annual Total Returns American Funds Asset Allocation HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IB	Class IB	1.02%	0.88%	4.03%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Citigroup Broad Investment-Grade Bond Index	Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	7.85%	6.69%	5.89%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%